Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Entity Registrant Name	IDEXX LABORATORIES INC /DE
Local Phone Number	556-0300
Amendment Flag	false
Entity Central Index Key	0000874716
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-19271
Entity Tax Identification Number	01-0393723
Entity Address, Address Line One	One IDEXX Drive
Entity Address, City or Town	Westbrook
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04092
City Area Code	207
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	IDXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false